UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (88.43%)
CONSUMER DISCRETIONARY – (13.13%)
Automobiles & Components – (5.63%)
Adient PLC	420,921	$25,154,239
Aptiv PLC	137,060	11,645,988
		36,800,227
Retailing – (7.50%)
Amazon.com, Inc. *	26,702	38,646,873
JD.com Inc., Class A, ADR (China)*	257,558	10,428,523
		49,075,396
	Total Consumer Discretionary	85,875,623
ENERGY – (13.76%)
Apache Corp.	884,370	34,030,558
Cabot Oil & Gas Corp.	509,552	12,219,057
Encana Corp. (Canada)	2,400,862	26,409,482
EQT Midstream Partners L.P.	94,800	5,596,044
Seven Generations Energy Ltd., Class A (Canada)*	947,000	11,760,779
	Total Energy	90,015,920
FINANCIALS – (15.01%)
Banks – (6.13%)
JPMorgan Chase & Co.	81,604	8,973,992
Wells Fargo & Co.	594,181	31,141,026
		40,115,018
Diversified Financials – (5.25%)
Consumer Finance – (2.34%)
Capital One Financial Corp.	159,500	15,283,290
Diversified Financial Services – (2.91%)
Berkshire Hathaway Inc., Class B *	95,343	19,019,022
		34,302,312
Insurance – (3.63%)
Multi-line Insurance – (2.04%)
Sul America S.A. (Brazil)	2,003,510	13,320,524
Property & Casualty Insurance – (1.59%)
Markel Corp. *	8,907	10,423,417
		23,743,941
	Total Financials	98,161,271
HEALTH CARE – (9.11%)
Health Care Equipment & Services – (7.84%)
Aetna Inc.	162,290	27,427,010
Diplomat Pharmacy, Inc. *	200,880	4,047,732
Express Scripts Holding Co. *	151,573	10,470,663
Quest Diagnostics Inc.	49,373	4,952,112
UnitedHealth Group Inc.	20,685	4,426,590
		51,324,107
Pharmaceuticals, Biotechnology & Life Sciences – (1.27%)
Shire PLC, ADR (United Kingdom)	55,570	8,301,602
	Total Health Care	59,625,709
INDUSTRIALS – (14.03%)
Capital Goods – (12.27%)
Eaton Corp. PLC	131,157	10,480,756
Ferguson PLC (United Kingdom)	95,220	7,161,485

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International PLC	547,565	$19,296,190
Safran S.A. (France)	140,960	14,960,034
United Technologies Corp.	225,446	28,365,616
		80,264,081
Transportation – (1.76%)
FedEx Corp.	48,030	11,532,483
	Total Industrials	91,796,564
INFORMATION TECHNOLOGY – (22.81%)
Semiconductors & Semiconductor Equipment – (5.71%)
Applied Materials, Inc.	125,040	6,953,475
Intel Corp.	194,700	10,139,976
Qorvo Inc. *	171,500	12,082,175
Texas Instruments Inc.	79,042	8,211,673
		37,387,299
Software & Services – (17.10%)
Alphabet Inc., Class A *	16,791	17,414,618
Alphabet Inc., Class C *	28,205	29,101,637
ANGI Homeservices Inc., Class A *	528,070	7,171,190
ASAC II L.P. *(a)(b)	116,129	113,748
Facebook, Inc., Class A *	103,053	16,466,839
Fang Holdings Ltd., Class A, ADR (China)*	1,869,162	9,607,493
iQIYI, Inc., Class A, ADR (China)*	248,920	3,870,706
Microsoft Corp.	75,399	6,881,667
Oracle Corp.	149,480	6,838,710
Quotient Technology Inc. *	682,373	8,939,086
SAP SE, ADR (Germany)	51,755	5,442,556
		111,848,250
	Total Information Technology	149,235,549
MATERIALS – (0.58%)
Axalta Coating Systems Ltd. *	124,740	3,765,901
	Total Materials	3,765,901
TOTAL COMMON STOCK – (Identified cost $427,541,505)		578,476,537
PREFERRED STOCK – (7.23%)
CONSUMER DISCRETIONARY – (7.23%)
Retailing – (7.23%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	20,724,627
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,621,947
Grab Inc., Series F (Singapore)*(a)(b)	2,911,103	16,133,071
Grab Inc., Series G (Singapore)*(a)(b)	1,406,824	7,796,492
	Total Consumer Discretionary	47,276,137
TOTAL PREFERRED STOCK – (Identified cost $36,055,318)		47,276,137

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.87%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $6,530,161 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $6,659,580)	$6,529,000	$6,529,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $1,837,367 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $1,873,740)	1,837,000	1,837,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $9,142,849 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 09/01/19-03/01/48, total market value $9,323,820)	9,141,000	9,141,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $7,836,558 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.846%-4.00%, 01/23/25-04/01/48, total market value $7,991,700)	7,835,000	7,835,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $25,342,000)	25,342,000
	Total Investments – (99.53%) – (Identified cost $488,938,823)		651,094,674
	Other Assets Less Liabilities – (0.47%)		3,068,212
		Net Assets – (100.00%)	$654,162,886

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $47,389,885 or 7.24% of the Fund's net assets as of March 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2018 (Unaudited)

	Principal	Value
MORTGAGES – (81.62%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (73.70%)
Fannie Mae, 4.00%, 02/25/19	$26,251	$26,323
Fannie Mae, 3.50%, 10/25/20	224,444	225,777
Fannie Mae, 2.2215% (1 month LIBOR + 35), 07/25/37 (a)	44,917	44,850
Fannie Mae, 3.50%, 01/25/39	1,597,687	1,611,385
Fannie Mae, 3.00%, 04/25/41	1,790,339	1,797,787
Freddie Mac, 4.50%, 07/15/18	6,758	6,773
Freddie Mac, 4.00%, 01/15/26	435,366	445,826
Freddie Mac, 4.00%, 06/15/26	586,209	608,966
Freddie Mac, 2.00%, 06/15/28	1,401,072	1,366,392
Freddie Mac, 4.00%, 12/15/39	1,228,129	1,266,392
Freddie Mac, 2.00%, 11/15/40	1,068,216	1,039,343
Freddie Mac, 3.00%, 03/15/43	968,419	972,000
Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,057,387	1,056,087
Freddie Mac Multifamily Structured Pass-Through, 5.085%, 03/25/19	2,000,000	2,032,920
Freddie Mac Multifamily Structured Pass-Through, 2.566%, 09/25/20	2,000,000	1,993,400
Freddie Mac Multifamily Structured Pass-Through, 2.864%, 08/25/22	3,000,000	2,993,010
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	912,158	892,455
Ginnie Mae, 6.8758%, 06/20/31	1,102,887	1,183,077
Ginnie Mae, 3.50%, 07/20/36	13,522	13,531
Ginnie Mae, 3.00%, 12/20/37	174,466	173,108
Ginnie Mae, 4.00%, 11/20/38	124,345	126,819
Ginnie Mae, 3.50%, 08/20/39	269,335	272,689
Ginnie Mae, 4.00%, 09/20/39	107,475	110,845
Ginnie Mae, 1.45%, 10/16/40	1,771,293	1,710,750
Ginnie Mae, 2.00%, 07/20/62	1,157,632	1,145,629
Ginnie Mae, 1.8447% (1 month LIBOR + 27), 01/20/67 (a)	1,074,208	1,073,710
	Total Collateralized Mortgage Obligations	24,189,844
FANNIE MAE POOLS – (0.28%)
6.50%, 07/01/32, Pool No. 635069	29,316	30,591
6.00%, 09/01/37, Pool No. 888796	54,220	60,473
	Total Fannie Mae Pools	91,064
GINNIE MAE POOLS – (7.64%)
4.659%, 01/20/63, Pool No. AC0942	617,101	649,615
4.70%, 01/20/63, Pool No. AC0934	1,764,346	1,858,429
	Total Ginnie Mae Pools	2,508,044
TOTAL MORTGAGES – (Identified cost $27,157,807)		26,788,952
OTHER AGENCIES – (0.03%)
Housing Urban Development, 6.00%, 08/01/20	10,000	10,133
TOTAL OTHER AGENCIES – (Identified cost $10,000)		10,133

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (18.35%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $1,551,276 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $1,582,020)	$1,551,000	$1,551,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $436,087 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $444,720)	436,000	436,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $2,172,439 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.50%, 02/01/30-01/01/48, total market value $2,215,440)	2,172,000	2,172,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $1,862,370 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.31%-4.50%, 11/01/18-04/01/48, total market value $1,899,240)	1,862,000	1,862,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,021,000)	6,021,000
	Total Investments – (100.00%) – (Identified cost $33,188,807)		32,820,085
	Other Assets Less Liabilities – (0.00%)		59
		Net Assets – (100.00%)	$32,820,144

(a)	The interest rates on floating rate securities, shown as of March 31, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2018 (Unaudited)

	Principal	Value
FANNIE MAE – (5.03%)
1.05%, 05/15/18	$150,000	$149,907
0.875%, 05/21/18	1,649,000	1,648,050
1.00%, 10/26/18	1,000,000	995,382
1.50%, 11/30/18	500,000	498,886
1.125%, 12/14/18	4,000,000	3,984,155
1.25%, 02/22/19	3,000,000	2,975,677
TOTAL FANNIE MAE – (Identified cost $10,252,057)		10,252,057
FEDERAL FARM CREDIT BANK – (17.05%)
1.7629% (1 month LIBOR + 4.5), 04/09/18 (a)	6,015,000	6,015,237
1.8364% (1 month LIBOR + 5), 04/16/18 (a)	7,740,000	7,740,545
1.7999% (3 month LIBOR + 0), 05/09/18 (a)	3,000,000	3,000,615
1.8282% (1 month LIBOR + 2), 05/17/18 (a)	4,405,000	4,405,782
0.70%, 07/05/18	1,948,000	1,943,245
1.8305% (1 month LIBOR + 14), 07/06/18 (a)	3,500,000	3,502,498
1.03%, 07/13/18	500,000	499,098
0.75%, 07/18/18	1,200,000	1,197,307
1.02%, 08/02/18	1,000,000	997,762
1.8703% (1 month LIBOR + 12), 11/13/18 (a)	2,390,000	2,393,424
1.34%, 11/30/18	600,000	597,876
2.0238% (1 month LIBOR + 17), 01/22/19 (a)	2,380,000	2,385,501
1.9266% (1 month LIBOR + 15), 03/15/19 (a)	110,000	110,234
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $34,789,124)		34,789,124
FEDERAL HOME LOAN BANK – (17.36%)
1.551% (1 month LIBOR – 14), 04/06/18 (a)	7,000,000	6,999,994
1.71% (1 month LIBOR – 16.5), 04/27/18 (a)	5,000,000	5,000,000
1.528% (3 month LIBOR – 25), 05/02/18 (a)	3,340,000	3,339,628
1.711% (1 month LIBOR – 14.25), 05/22/18 (a)	2,500,000	2,499,951
1.00%, 05/24/18	3,000,000	2,997,685
1.25%, 06/08/18	500,000	499,801
1.25%, 06/27/18	250,000	249,812
0.875%, 06/29/18	1,240,000	1,237,786
0.83%, 07/27/18	500,000	498,639
1.977% (3 month LIBOR – 13), 09/14/18 (a)	630,000	630,151
1.05%, 10/05/18	600,000	597,689
1.05%, 10/26/18	5,000,000	4,980,629
1.621% (1 month LIBOR – 9), 11/08/18 (a)	1,920,000	1,920,240
1.25%, 01/16/19	4,000,000	3,974,990
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $35,426,995)		35,426,995
FREDDIE MAC – (9.17%)
1.00%, 05/14/18	1,000,000	999,366
4.60%, 06/05/18	2,815,000	2,830,103
4.875%, 06/13/18	1,285,000	1,293,675
1.05%, 06/15/18	500,000	499,428

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2018 (Unaudited)

		Principal	Value
FREDDIE MAC – (CONTINUED)
	1.4913% (3 month LIBOR – 25), 07/24/18 (a)	$2,290,000	$2,289,769
	0.85%, 07/27/18	3,350,000	3,344,742
	0.875%, 10/12/18	3,000,000	2,983,048
	1.10%, 10/29/18	1,000,000	996,068
	1.02%, 11/28/18	1,500,000	1,493,083
	1.00%, 02/25/19	2,000,000	1,980,284
		TOTAL FREDDIE MAC – (Identified cost $18,709,566)	18,709,566
OTHER AGENCIES – (2.03%)
	FICO Strip, 1.3132%, 05/11/18 (b)	1,500,000	1,497,862
	Freddie Mac Multifamily Structured Pass-Through, 2.699%, 05/25/18	1,206,352	1,205,867
	Freddie Mac Multifamily Structured Pass-Through, 2.412%, 08/25/18	1,437,594	1,437,035
		TOTAL OTHER AGENCIES – (Identified cost $4,140,764)	4,140,764
REPURCHASE AGREEMENTS – (49.38%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $25,961,615 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $26,476,140)	25,957,000	25,957,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $7,299,460 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $7,443,960)	7,298,000	7,298,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $36,347,349 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.428%-7.00%, 09/01/18-01/01/49, total market value $37,066,800)	36,340,000	36,340,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $31,155,195 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.846%-4.50%, 05/01/24-04/01/48, total market value $31,771,980)	31,149,000	31,149,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $100,744,000)	100,744,000
	Total Investments – (100.02%) – (Identified cost $204,062,506)		204,062,506
	Liabilities Less Other Assets – (0.02%)		(44,510)
		Net Assets – (100.00%)	$204,017,996

(a)
The interest rates on floating rate securities, shown as of March 31, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (93.97%)
FINANCIALS – (90.88%)
Banks – (23.79%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	883,542	$39,653,365
DBS Group Holdings Ltd. (Singapore)	1,599,617	33,787,661
DNB ASA (Norway)	1,458,500	28,728,397
ICICI Bank Ltd., ADR (India)	544,161	4,815,825
JPMorgan Chase & Co.	622,544	68,461,164
PNC Financial Services Group, Inc.	230,386	34,843,579
U.S. Bancorp	1,226,228	61,924,514
Wells Fargo & Co.	1,147,309	60,130,465
		332,344,970
Diversified Financials – (44.57%)
Capital Markets – (21.80%)
Bank of New York Mellon Corp.	1,225,201	63,134,608
Blackstone Group L.P.	416,500	13,307,175
Brookfield Asset Management Inc., Class A (Canada)	533,463	20,805,057
Charles Schwab Corp.	613,968	32,061,409
Goldman Sachs Group, Inc.	191,655	48,270,228
Julius Baer Group Ltd. (Switzerland)	419,124	25,793,501
KKR & Co. L.P.	1,809,600	36,734,880
Oaktree Capital Group LLC, Class A	693,900	27,478,440
State Street Corp.	370,533	36,953,256
		304,538,554
Consumer Finance – (11.94%)
American Express Co.	837,082	78,083,009
Capital One Financial Corp.	925,571	88,688,213
		166,771,222
Diversified Financial Services – (10.83%)
Berkshire Hathaway Inc., Class A *	299	89,430,900
Visa Inc., Class A	518,022	61,965,791
		151,396,691
		622,706,467
Insurance – (22.52%)
Insurance Brokers – (1.37%)
Marsh & McLennan Cos, Inc.	230,826	19,063,919
Multi-line Insurance – (4.76%)
American International Group, Inc.	266,780	14,518,168
Loews Corp.	1,045,346	51,985,056
		66,503,224
Property & Casualty Insurance – (8.51%)
Chubb Ltd.	325,348	44,497,846
Markel Corp. *	63,561	74,382,260
Trisura Group Ltd. (Canada)*	3,138	62,906
		118,943,012
Reinsurance – (7.88%)
Alleghany Corp.	59,950	36,835,678
Everest Re Group, Ltd.	173,781	44,630,437

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2018 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	280,600	$28,639,906
			110,106,021
			314,616,176
		Total Financials	1,269,667,613
INDUSTRIALS – (0.03%)
Capital Goods – (0.03%)
	Brookfield Business Partners L.P. (Canada)	10,097	363,593
		Total Industrials	363,593
INFORMATION TECHNOLOGY – (3.06%)
Software & Services – (3.06%)
	Alphabet Inc., Class A *	13,984	14,503,366
	Alphabet Inc., Class C *	21,442	22,123,641
	Cielo S.A. (Brazil)	979,995	6,141,573
		Total Information Technology	42,768,580
	TOTAL COMMON STOCK – (Identified cost $815,670,796)		1,312,799,786
SHORT-TERM INVESTMENTS – (5.99%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $21,560,832 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $21,988,140)	$21,557,000	21,557,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $6,062,212 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $6,182,220)	6,061,000	6,061,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $30,185,103 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-7.00%, 04/01/19-02/01/48, total market value $30,782,580)	30,179,000	30,179,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $25,873,145 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.45%-6.00%, 04/01/21-04/01/48, total market value $26,385,360)	25,868,000	25,868,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $83,665,000)		83,665,000
	Total Investments – (99.96%) – (Identified cost $899,335,796)		1,396,464,786
	Other Assets Less Liabilities – (0.04%)		568,385
	Net Assets – (100.00%)		$1,397,033,171

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (69.52%)
CONSUMER DISCRETIONARY – (4.25%)
Retailing – (4.25%)
Amazon.com, Inc. *	5,641	$8,164,445
	Total Consumer Discretionary	8,164,445
ENERGY – (9.41%)
Apache Corp.	103,800	3,994,224
Encana Corp. (Canada)	271,878	2,990,658
EQT Midstream Partners L.P.	87,619	5,172,150
Occidental Petroleum Corp.	91,470	5,941,891
	Total Energy	18,098,923
FINANCIALS – (24.46%)
Banks – (8.59%)
DNB ASA (Norway)	199,860	3,936,687
JPMorgan Chase & Co.	33,973	3,736,011
U.S. Bancorp	59,715	3,015,607
Wells Fargo & Co.	111,008	5,817,929
		16,506,234
Diversified Financials – (15.87%)
Capital Markets – (3.25%)
Bank of New York Mellon Corp.	121,240	6,247,497
Consumer Finance – (7.51%)
American Express Co.	75,355	7,029,114
Capital One Financial Corp.	77,331	7,409,857
		14,438,971
Diversified Financial Services – (5.11%)
Berkshire Hathaway Inc., Class B *	49,306	9,835,561
		30,522,029
	Total Financials	47,028,263
HEALTH CARE – (2.07%)
Health Care Equipment & Services – (2.07%)
Aetna Inc.	23,580	3,985,020
	Total Health Care	3,985,020
INDUSTRIALS – (10.03%)
Capital Goods – (10.03%)
Johnson Controls International PLC	135,997	4,792,534
Safran S.A. (France)	69,740	7,401,482
United Technologies Corp.	56,399	7,096,122
	Total Industrials	19,290,138
INFORMATION TECHNOLOGY – (15.49%)
Semiconductors & Semiconductor Equipment – (8.64%)
Applied Materials, Inc.	103,138	5,735,504
Intel Corp.	115,040	5,991,283
Texas Instruments Inc.	47,103	4,893,531
		16,620,318
Software & Services – (6.85%)
Alphabet Inc., Class C *	5,176	5,340,545
Facebook, Inc., Class A *	18,477	2,952,440
Microsoft Corp.	53,451	4,878,473
		13,171,458
	Total Information Technology	29,791,776

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (3.81%)
LafargeHolcim Ltd. (Switzerland)	134,220	$7,323,919
	Total Materials	7,323,919
TOTAL COMMON STOCK – (Identified cost $106,823,915)		133,682,484
INSTITUTIONAL PREFERRED – (2.08%)
FINANCIALS – (2.08%)
Diversified Financials – (2.08%)
Capital Markets – (2.08%)
Bank of New York Mellon Corp., Series E, 4.95%, Jr. Sub. Deb. (a)	3,902,000	4,000,057
TOTAL INSTITUTIONAL PREFERRED – (Identified cost $3,957,800)		4,000,057
CORPORATE BONDS – (11.47%)
FINANCIALS – (6.15%)
Diversified Financials – (6.15%)
Capital Markets – (1.56%)
Goldman Sachs Group, Inc., Sr. Notes, 2.9045% (3 month LIBOR + 116), 04/23/20 (b)	$2,960,000	3,002,302
Consumer Finance – (3.37%)
Capital One N.A., Sr. Notes, 2.9169% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,813,501
General Motors Financial Co., Inc., Sr. Notes, 3.2815% (3 month LIBOR + 156), 01/15/20 (b)	3,600,000	3,667,940
		6,481,441
Mortgage Real Estate Investment Trusts (REITs) – (1.22%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	2,348,300
	Total Financials	11,832,043
INDUSTRIALS – (0.32%)
Transportation – (0.32%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	599,666	611,923
	Total Industrials	611,923
INFORMATION TECHNOLOGY – (1.87%)
Software & Services – (1.87%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,598,109
	Total Information Technology	3,598,109
MATERIALS – (1.30%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,489,725
	Total Materials	2,489,725
TELECOMMUNICATION SERVICES – (1.83%)
Verizon Communications Inc., Sr. Notes, 2.4539% (3 month LIBOR + 55), 05/22/20 (b)	3,500,000	3,516,087
	Total Telecommunication Services	3,516,087
TOTAL CORPORATE BONDS – (Identified cost $27,309,647)		22,047,887
MORTGAGES – (8.58%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	2,098,073	2,246,051
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	2,537,176	2,748,811
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,584,870
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	1,603,138	1,627,637

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2018 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
	Ginnie Mae, Series 2017-H06, 2.3293% (12 month LIBOR + 22), 02/20/67 (b)	$3,458,225	$3,435,239
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,865,139
		TOTAL MORTGAGES – (Identified cost $16,828,819)	16,507,747
U.S. GOVERNMENT & AGENCIES – (4.08%)
	Federal Home Loan Bank, 1.25%, 06/08/18	2,000,000	1,998,030
	U.S. Treasury Note/Bond, 0.625%, 06/30/18	2,990,000	2,981,591
	U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,868,064
		TOTAL U.S. GOVERNMENT & AGENCIES – (Identified cost $7,993,183)	7,847,685
SHORT-TERM INVESTMENTS – (4.17%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $2,068,368 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $2,109,360)	2,068,000	2,068,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $582,116 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $593,640)	582,000	582,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $2,896,586 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.83%-3.773%, 07/01/27-01/01/41, total market value $2,953,920)	2,896,000	2,896,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $2,482,494 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.846%-4.00%, 03/01/28-03/01/48, total market value $2,531,640)	2,482,000	2,482,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,028,000)	8,028,000
	Total Investments – (99.90%) – (Identified cost $170,941,364)		192,113,860
	Other Assets Less Liabilities – (0.10%)		192,506
		Net Assets – (100.00%)	$192,306,366

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 20, 2020.

(b)	The interest rates on floating rate securities, shown as of March 31, 2018, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2018, the value of defaulted securities amounted to $2,348,300 (cost: $7,650,174) or 1.22% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (95.32%)
REAL ESTATE – (95.32%)
Equity Real Estate Investment Trusts (REITs) – (95.32%)
Diversified REITs – (2.86%)
Forest City Realty Trust Inc., Class A	262,089	$5,309,923
Health Care REITs – (3.61%)
Ventas, Inc.	52,320	2,591,410
Welltower Inc.	75,679	4,119,208
		6,710,618
Hotel & Resort REITs – (3.04%)
Host Hotels & Resorts Inc.	189,081	3,524,470
LaSalle Hotel Properties	73,630	2,136,006
		5,660,476
Industrial REITs – (14.16%)
DCT Industrial Trust Inc.	71,850	4,048,029
EastGroup Properties, Inc.	35,546	2,938,232
First Industrial Realty Trust, Inc.	144,230	4,215,843
Prologis, Inc.	111,130	7,000,079
Rexford Industrial Realty, Inc.	146,308	4,212,207
Terreno Realty Corp.	113,819	3,927,894
		26,342,284
Office REITs – (16.72%)
Alexandria Real Estate Equities, Inc.	37,963	4,741,199
Boston Properties, Inc.	43,846	5,402,704
Brandywine Realty Trust	174,780	2,775,506
Cousins Properties, Inc.	467,086	4,054,307
Great Portland Estates PLC (United Kingdom)	177,586	1,657,249
Hudson Pacific Properties Inc.	121,200	3,942,636
JBG SMITH Properties	62,528	2,107,819
SL Green Realty Corp.	42,640	4,128,831
Vornado Realty Trust	33,897	2,281,268
		31,091,519
Residential REITs – (15.18%)
American Campus Communities, Inc.	104,071	4,019,222
American Homes 4 Rent, Class A	46,620	936,130
AvalonBay Communities, Inc.	44,778	7,364,190
Camden Property Trust	50,735	4,270,872
Education Realty Trust, Inc.	58,200	1,906,050
Equity Residential	67,765	4,175,679
Essex Property Trust, Inc.	19,014	4,576,289
Invitation Homes Inc.	43,520	993,562
		28,241,994
Retail REITs – (18.87%)
Acadia Realty Trust	168,831	4,153,243
Brixmor Property Group, Inc.	173,080	2,639,470
Federal Realty Investment Trust	29,939	3,476,217
GGP Inc.	133,797	2,737,487
Kimco Realty Corp.	165,820	2,387,808
Regency Centers Corp.	64,800	3,821,904
Retail Opportunity Investments Corp.	231,064	4,082,901

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	76,496	$11,807,157
		35,106,187
Specialized REITs – (20.88%)
CatchMark Timber Trust Inc., Class A	203,686	2,539,964
CoreSite Realty Corp.	13,190	1,322,429
Crown Castle International Corp.	30,845	3,380,921
CubeSmart	133,770	3,772,314
CyrusOne Inc.	17,818	912,460
Digital Realty Trust, Inc.	40,030	4,218,361
Equinix, Inc.	15,440	6,456,082
Extra Space Storage Inc.	50,947	4,450,730
Life Storage, Inc.	47,570	3,973,046
Public Storage	28,191	5,649,195
Weyerhaeuser Co.	61,870	2,165,450
		38,840,952
	Total Real Estate	177,303,953
TOTAL COMMON STOCK – (Identified cost $173,979,267)		177,303,953
PREFERRED STOCK – (0.23%)
REAL ESTATE – (0.23%)
Equity Real Estate Investment Trusts (REITs) – (0.23%)
Retail REITs – (0.23%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	18,035	309,841
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	7,543	119,934
	Total Real Estate	429,775
TOTAL PREFERRED STOCK – (Identified cost $606,451)		429,775
SHORT-TERM INVESTMENTS – (3.99%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $1,913,340 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $1,951,260)	$1,913,000	1,913,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $538,108 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $548,760)	538,000	538,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $2,678,542 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.03%-6.00%, 07/01/27-02/01/48, total market value $2,731,560)	2,678,000	2,678,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2018 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $2,295,456 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 03/01/33-04/01/48, total market value $2,340,900)	$2,295,000	$2,295,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,424,000)	7,424,000
	Total Investments – (99.54%) – (Identified cost $182,009,718)	185,157,728
	Other Assets Less Liabilities – (0.46%)	855,292
	Net Assets – (100.00%)	$186,013,020

Please refer to "Notes to Schedule of Investments" on page 16 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$85,875,623	$–	$–	$–	$8,164,445	$–
Energy	90,015,920	–	–	–	18,098,923	–
Financials	98,161,271	–	–	1,152,718,148	43,091,576	–
Health Care	59,625,709	–	–	–	3,985,020	–
Industrials	69,675,045	–	–	363,593	11,888,656	–
Information Technology	149,121,801	–	–	42,768,580	29,791,776	–
Materials	3,765,901	–	–	–	–	–
Real Estate	–	–	–	–	–	176,076,479
Total Level 1	556,241,270	–	–	1,195,850,321	115,020,396	176,076,479
Level 2 – Other Significant
Observable Inputs:
Equity securities*:
Financials	–	–	–	116,949,465	7,936,744	–
Industrials	22,121,519	–	–	–	7,401,482	–
Materials	–	–	–	–	7,323,919	–
Real Estate	–	–	–	–	–	1,657,249
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	26,799,085	–	–	24,355,432	–
Short-term	–	–	103,318,506	–	–	–
Corporate debt securities	–	–	–	–	22,047,887	–
Short-term securities	25,342,000	6,021,000	100,744,000	83,665,000	8,028,000	7,424,000
Total Level 2	47,463,519	32,820,085	204,062,506	200,614,465	77,093,464	9,081,249
Level 3 – Significant Unobservable
Inputs:
Equity securities:
Consumer Discretionary	47,276,137	–	–	–	–	–
Information Technology	113,748	–	–	–	–	–
Total Level 3	47,389,885	–	–	–	–	–
Total Investment	$651,094,674	$32,820,085	$204,062,506	$1,396,464,786	$192,113,860	$185,157,728
Level 1 to Level 2 Transfers**:
Financials	$–	$–	$–	$88,221,068	$–	$–
Industrials	14,960,034	–	–	–	7,401,482	–
Materials	–	–	–	–	7,323,919	–
Real Estate	–	–	–	–	–	1,657,249
Total	$14,960,034	$–	$–	$88,221,068	$14,725,401	$1,657,249

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2018.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2018 for Davis Opportunity Fund was $(528,383). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

	Beginning Balance	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance
Davis Opportunity Fund
Investments in Securities:
Common Stock	$111,635	$–	$2,113	–	$–	$113,748
Preferred Stock	47,806,633	–	(530,496)	$–	–	47,276,137
Total Level 3	$47,918,268	$–	$(528,383)	$–	$–	$47,389,885

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	March 31, 2018	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,748	Discounted Cash Flow	Annualized Yield	3.287%	Decrease

Preferred Stock	23,346,574	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase

Preferred Stock	23,929,563	Market Approach	Transaction Price	$5.54191	Increase
Total Level 3	$47,389,885

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Unrealized appreciation	$179,529,720	$43,451	$–	$499,206,110	$32,694,215	$14,766,245
Unrealized depreciation	(21,940,918)	(412,173)	–	(2,596,461)	(11,799,900)	(11,650,060)
Net unrealized appreciation (depreciation)	$157,588,802	$(368,722)	$–	$496,609,649	$20,894,315	$3,116,185

Aggregate cost	$493,505,872	$33,188,807	$204,062,506	$899,855,137	$171,219,545	$182,041,543

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: May 23, 2018